Operating Segment Information - Summary of Operating Segments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Revenues	₱ 218,388	₱ 216,833	₱ 210,953
Service revenues	212,186	208,382	201,832
Non-service revenues	6,202	8,451	9,121
Depreciation and amortization	59,487	56,228	58,662
Asset impairment	3,970	4,321	4,432
Interest income	719	916	1,016
Equity share in net gains (losses) of associates and joint ventures	(428)	(990)	(2,806)
Financing costs – net	18,168	15,500	13,755
Provision for (benefit from) income tax	8,821	9,601	9,170
Net income (loss) / Segment profit (loss)	28,869	30,943	25,499
Net income (loss) / Segment profit (loss) - Continuing operations	28,869	30,943	25,540
Net income (loss) / Segment profit (loss) - Discontinued operations			(41)
Operating assets	570,821	555,868
MIH Equity	52,425	52,764
Deferred income tax assets – net	11,582	14,643
TOTAL ASSETS	634,828	623,275	609,519
Operating liabilities	506,670	506,480
Deferred income tax liabilities	75	60
TOTAL LIABILITIES	506,745	506,540	499,133
Capital expenditures, including capitalized interest (Note 9)	60,336	78,246	85,083
External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	218,388	216,833	210,953
Service revenues	212,186	208,382	201,832
Non-service revenues	6,202	8,451	9,121
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	102,616	104,944	103,718
Service revenues	96,869	96,989	94,994
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	115,772	111,889	107,235
Service revenues	115,317	111,393	106,838
Operating Segments [Member] | Intersegment and Consolidation Entries [Member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	(1)
Operating Segments [Member] | Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	103,316	105,734	104,401
Service revenues			94,994
Non-service revenues			8,724
Depreciation and amortization	40,560	36,483	31,684
Asset impairment	652	906	648
Interest income	554	698	720
Equity share in net gains (losses) of associates and joint ventures	(11)
Financing costs – net	9,941	9,763	9,034
Provision for (benefit from) income tax	2,709	3,086	5,458
Net income (loss) / Segment profit (loss)	9,437	10,491	17,285
Net income (loss) / Segment profit (loss) - Continuing operations			17,285
Operating assets	305,477	326,672
MIH Equity	280	108
Deferred income tax assets – net	5,684	6,537
TOTAL ASSETS	311,441	333,317
Operating liabilities	254,793	280,160
Deferred income tax liabilities	16	15
TOTAL LIABILITIES	254,809	280,175
Capital expenditures, including capitalized interest (Note 9)	29,203	40,767	36,797
Operating Segments [Member] | Wireless [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	102,616	104,944	103,718
Service revenues	96,869	96,989
Non-service revenues	5,747	7,955
Operating Segments [Member] | Wireless [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	700	790	683
Service revenues	699	790	683
Non-service revenues	1
Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	130,810	126,490	120,734
Service revenues			106,838
Non-service revenues			397
Depreciation and amortization	26,928	29,132	36,890
Asset impairment	3,318	3,415	3,784
Interest income	171	230	324
Equity share in net gains (losses) of associates and joint ventures	(924)	(67)	(595)
Financing costs – net	9,411	7,456	6,824
Provision for (benefit from) income tax	6,810	6,154	3,652
Net income (loss) / Segment profit (loss)	25,599	31,349	25,426
Net income (loss) / Segment profit (loss) - Continuing operations			25,426
Operating assets	297,575	291,635
MIH Equity	43,234	44,758
Deferred income tax assets – net	5,235	8,014
TOTAL ASSETS	346,044	344,407
Operating liabilities	282,827	287,993
Deferred income tax liabilities	57	43
TOTAL LIABILITIES	282,884	288,036
Capital expenditures, including capitalized interest (Note 9)	31,133	37,294	48,286
Operating Segments [Member] | Fixed Line [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	115,772	111,889	107,235
Service revenues	115,317	111,393
Non-service revenues	455	496
Operating Segments [Member] | Fixed Line [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	15,038	14,601	13,499
Service revenues	15,038	14,601	13,498
Non-service revenues			1
Operating Segments [Member] | Others [Member]
Disclosure Of Operating Segments [Line Items]
Asset impairment			0
Interest income	11	15	7
Equity share in net gains (losses) of associates and joint ventures	507	(923)	(2,211)
Provision for (benefit from) income tax	(29)	(9)	1
Net income (loss) / Segment profit (loss)	568	(1,069)	(2,270)
Net income (loss) / Segment profit (loss) - Continuing operations			(2,270)
Operating assets	24,919	19,879
MIH Equity	8,911	7,898
Deferred income tax assets – net	91	62
TOTAL ASSETS	33,921	27,839
Operating liabilities	1,020	1,182
Deferred income tax liabilities	2
TOTAL LIABILITIES	1,022	1,182
Capital expenditures, including capitalized interest (Note 9)		185
Elimination of intersegment amounts [Member] | Intersegment and Consolidation Entries [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(15,738)	(15,391)	(14,182)
Service revenues	(15,737)	(15,391)	(14,181)
Non-service revenues			(1)
Depreciation and amortization	(8,001)	(9,387)	(9,912)
Interest income	(17)	(27)	(35)
Financing costs – net	(1,184)	(1,719)	(2,103)
Provision for (benefit from) income tax	(669)	370	59
Net income (loss) / Segment profit (loss)	(6,735)	(9,828)	(14,901)
Net income (loss) / Segment profit (loss) - Continuing operations			₱ (14,901)
Operating assets	(57,150)	(82,318)
Deferred income tax assets – net	572	30
TOTAL ASSETS	(56,578)	(82,288)
Operating liabilities	(31,970)	(62,855)
Deferred income tax liabilities		2
TOTAL LIABILITIES	₱ (31,970)	₱ (62,853)